Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

12. Subsequent Events

Dividend

In October 2026, the Company’s Board of Directors declared a quarterly dividend of $0.06 per share of common stock to common stockholders of record at the close of business on November 30, 2026, payable on December 14, 2026.

Share Repurchase Program

In October 2026, the Board of Directors authorized and approved a share repurchase program to repurchase up to $800 million in shares of the Company’s common stock, par value $0.01 per share, from time to time on the open market, in privately negotiated transactions, or as may otherwise be determined by the Company’s management in its discretion. No repurchases of the Company’s common stock have been made through the share repurchase program since inception. The timing and amount of any shares repurchased will be determined by the Company’s management based on its evaluation of market conditions, applicable legal requirements and other factors. There is no term associated with the repurchase authorization.

11.	Subsequent Events

The Company evaluated subsequent events through March 25, 2026, the date the combined financial statements were available for issuance, for potential recognition or disclosure in the combined financial statements. No significant subsequent events were noted.